FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2013 and 2012.

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$8,975	$45,570	$—	$54,545
Government-sponsored enterprises	—	26,292	—	26,292
Mortgage-backed securities	—	76,671	—	76,671
Corporate debt securities	—	3,798	—	3,798
Collateralized debt obligations	—	—	1,191	1,191
Obligations of state and political subdivisions	—	4,123	—	4,123
Tax-exempt securities	—	3,575	—	3,575
Foreign government securities	—	25	—	25
Forward loan sale commitments and derivative loan commitments	—	—	22	22
Total assets	$8,975	$160,054	$1,213	$170,242

Liabilities:
Interest rate swap agreements	$—	$486	$—	$486
Total liabilities	$—	$486	$—	$486

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,035	$55,224	$—	$56,259
Government-sponsored enterprises	—	23,967	—	23,967
Mortgage-backed securities	—	78,733	—	78,733
Corporate debt securities	—	7,694	—	7,694
Collateralized debt obligations	—	—	4,396	4,396
Obligations of state and political subdivisions	—	5,414	—	5,414
Foreign government securities	—	50	—	50
Forward loan sale commitments and derivative loan commitments	—	—	17	17
Total assets	$1,035	$171,082	$4,413	$176,530

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$4	$4
Interest rate swap agreement	—	849	—	849
Total liabilities	$—	$849	$4	$853

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows a reconciliation of the beginning and ending balances for Level 3 assets (liabilities):

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2011	$2,917	$(8)
Total unrealized gains included in other comprehensive income	1,479	21
Balance at December 31, 2012	4,396	13
Total unrealized (losses) gains included in other comprehensive loss	(17)	9
Sales	(3,188)	—
Balance at December 31, 2013	$1,191	$22

Fair Value Measurements, Nonrecurring
The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2013 and 2012.  There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012.

	At December 31, 2013			At December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$1,384	$—	$—	$1,616
Other real estate owned	—	—	2,429	—	—	1,293
Total assets	$—	$—	$3,813	$—	$—	$2,909

Fair Value, Nonrecurring Gain Loss Adjustments
The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Impaired loans	$404	$367	$998
Other real estate owned	39	28	175
Total assets	$443	$395	$1,173

Fair Value, by Balance Sheet Grouping
As of December 31, 2013 and 2012, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2013
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$27,321	$27,321	$—	$—	$27,321
Available for sale securities	170,220	8,975	160,054	1,191	170,220
Loans held for sale	1,764	—	—	1,766	1,766
Loans receivable, net	1,047,410	—	—	1,050,834	1,050,834
Federal Home Loan Bank stock	13,109	—	—	13,109	13,109
Accrued interest receivable	4,021	—	—	4,021	4,021
Financial Liabilities:
Deposits	984,749	—	—	987,705	987,705
Mortgagors' and investors' escrow accounts	3,214	—	—	3,214	3,214
Federal Home Loan Bank advances	176,272	—	178,448	—	178,448
Junior subordinated debt owed to unconsolidated trust	8,248	—	6,337	—	6,337
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	14	—	—	14	14
Forward loan sale commitments	8	—	—	8	8
Liabilities:
Interest rate swap agreements	486	—	486	—	486

	December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$37,689	$37,689	$—	$—	$37,689
Available for sale securities	176,513	1,035	171,082	4,396	176,513
Loans held for sale	5,069	—	—	5,232	5,232
Loans receivable, net	685,163	—	—	703,925	703,925
Federal Home Loan Bank stock	8,078	—	—	8,078	8,078
Accrued interest receivable	3,215	—	—	3,215	3,215
Financial Liabilities:
Deposits	705,148	—	—	709,357	709,357
Mortgagors' and investors' escrow accounts	3,207	—	—	3,207	3,207
Federal Home Loan Bank advances	97,699	—	102,919	—	102,919
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,268	—	5,268
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	13	—	—	13	13
Forward loan sale commitments	4	—	—	4	4
Liabilities:
Derivative loan commitments	3	—	—	3	3
Forward loan sale commitments	1	—	—	1	1
Interest rate swap agreement	849	—	849	—	849